Employee Benefit Liabilities (Details) - Schedule of defined contribution plans ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Schedule of defined contribution plans [Abstract]
Expenses - defined contribution plan	₪ 335	$ 104	₪ 332	₪ 242